UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C.  20549

                          FORM 13F

                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Lafayette Investments, Inc.
Address: 17830 New Hampshire Avenue
	 Suite 103
	 Ashton, MD  20861

13F File Number:  028-11053

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:	Lawrence Judge
Title:	Vice President
Phone:	301-570-1250
Signature, Place, and Date of Signing:

    Lawrence Judge	Ashton, MD    May 14, 2007


Report Type (Check only one.):

[X]	    13F HOLDINGS REPORT.

[ ]	    13F NOTICE.

[ ]	    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

		    FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		65

Form 13F Information Table Value Total:		139,906



List of Other Included Managers:

NONE

				 		Value 	 Shares/Sh/Put/	Invstmt	Other	VOTING AUTHORITY
Name of Issuer	Title of Class	Cusip	 	(x1000)  Prn AmtPrnCall	Dscretn	Mgrs	Sole	Shared	None
Alerus Finl Corp	COM	01446u-10-3	305	9512	SH	Sole				9512
Alico Inc		COM	016230-10-4	806	14063	SH	Sole				14063
Alleghany Corp		COM	017175-10-0	3189	8536	SH	Sole				8536
Allergan		COM	018490-10-2	665	6000	SH	Sole				6000
Allstate Corp		COM	020002-10-1	310	5163	SH	Sole				5163
Altria Group Inc.	COM	02209s-10-3	274	3118	SH	Sole				3118
Anheuser Busch Cos Inc	COM	035229-10-3	5819	115319	SH	Sole				115319
Archstone Smith Tr Com	COM	039583-10-9	706	13005	SH	Sole				13005
AT&T Inc		COM	00206R-10-2	530	13444	SH	Sole				13444
Automatic Data Processg	COM	053015-10-3	1869	38622	SH	Sole				38622
Bank Of Amer Corp	COM	060505-10-4	470	9212	SH	Sole				9212
BB&T Corp		COM	054937-10-7	253	6158	SH	Sole				6158
Beckman Coulter		COM	075811-10-9	267	4184	SH	Sole				4184
Berkshire Hathaway Cl A	COM	084670-10-8	763	7	SH	Sole				7
Berkshire Hathaway Cl B	COM	084670-20-7	11561	3176	SH	Sole				3176
Citigroup Inc		COM	172967-10-1	1224	23844	SH	Sole				23844
Dell Computer Corp Com	COM	24702r-10-1	4780	205945	SH	Sole				205945
Dover Motorsports Inc	COM	260174-10-7	560	106588	SH	Sole				106588
Exxon Mobil Corp	COM	30231g-10-2	3159	41871	SH	Sole				41871
Farmer Bros Corp	COM	307675-10-8	2071	91239	SH	Sole				91239
Farmers & Merchants Bk 	COM	308243-10-4	406	62	SH	Sole				62
First Natl Bk Alaska 	COM	32112J-10-6	1948	902	SH	Sole				902
General Electric Corp	COM	39604-10-3	887	25095	SH	Sole				25095
Genuine Parts Co Com	COM	372460-10-5	3779	77119	SH	Sole				77119
Gladstone Capital Corp	COM	376535-10-0	2997	126575	SH	Sole				126575
Glaxo Holdings Plc	COM	37733w-10-5	2710	49043	SH	Sole				49043
Hasbro Inc Com		COM	418056-10-7	5489	191781	SH	Sole				191781
Home Depot Inc Com	COM	437076-10-2	5124	139457	SH	Sole				139457
IHOP Corp Com		COM	449623-10-7	737	12572	SH	Sole				12572
International Speedway	COM	460335-20-1	3747	72483	SH	Sole				72483
IShare Tr MSCI Eafe Idx	COM	464287-46-5	265	3471	SH	Sole				3471
J P Morgan Chase And Co	COM	46625H-10-0	216	4457	SH	Sole				4457
Johnson & Johnson	COM	478160-10-4	1681	27890	SH	Sole				27890
Leucadia National Corp	COM	527288-10-4	3686	125289	SH	Sole				125289
Markel Corp Com		COM	570535-10-4	11796	24331	SH	Sole				24331
Marsh & McLennan Cos 	COM	571748-10-2	3764	128512	SH	Sole				128512
McClatchy Co Cl A	COM	579489-10-5	516	16319	SH	Sole				16319
Mohawk Inds Inc Com	COM	608190-10-4	546	6650	SH	Sole				6650
Morgan Stanley & Co	COM	617446-44-8	366	4644	SH	Sole				4644
Nestle Sa-Adr Repstg	COM	641069-40-6	793	8165	SH	Sole				8165
Norfolk Southern Corp	COM	655844-10-8	4103	81086	SH	Sole				81086
Paychex Inc		COM	704326-10-7	509	13438	SH	Sole				13438
Pepsico Inc		COM	713448-10-8	239	3754	SH	Sole				3754
Plum Creek Timber Dep	COM	729251-10-8	2499	63401	SH	Sole				63401
Procter & Gamble Co	COM	742718-10-9	265	4191	SH	Sole				4191
Progressive Corp Ohio 	COM	743315-10-3	3826	175350	SH	Sole				175350
Provident Finl Svcs Inc	COM	74386T-10-5	778	44588	SH	Sole				44588
Royal Dutch Shl Cl A	COM	780257-80-4	1005	15164	SH	Sole				15164
Royce Value Trust Inc	COM	780910-10-5	724	32841	SH	Sole				32841
Sandy Spring Bancorp 	COM	800363-10-3	1917	55330	SH	Sole				55330
Source Capital Inc	COM	836144-10-5	227	3412	SH	Sole				3412
SPDR Tr Unit Ser 1	COM	78462f-10-3	627	4417	SH	Sole				4417
St Joe Corporation	COM	790148-10-0	480	9173	SH	Sole				9173
Suntrust Bks Inc Com	COM	867914-10-3	238	2867	SH	Sole				2867
Tyco Intl Ltd New Com	COM	902124-10-6	5465	173223	SH	Sole				173223
UST Inc.		COM	902911-10-6	424	7310	SH	Sole				7310
V F Corp Com		COM	918204-10-8	4937	59758	SH	Sole				59758
Verizon Communications  COM	92343v-10-4	353	9305	SH	Sole				9305
Wachovia Corp 2nd New 	COM	929903-10-2	226	4103	SH	Sole				4103
Wal Mart Stores Inc Com	COM	931142-10-3	5635	120020	SH	Sole				120020
Walt Disney Holding Co	COM	254687-10-6	5502	159793	SH	Sole				159793
Washington Post Co Cl B	COM	939640-10-8	4826	6321	SH	Sole				6321
Washington Rl Estate Tr	COM	939653-10-1	286	7638	SH	Sole				7638
Wells Fargo & Co (new)	COM	949746-10-1	3251	94415	SH	Sole				94415
Wyeth			COM	983024-10-0	530	10600	SH	Sole				10600